Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Interest expense from bank borrowings and overdrafts	$ (3,890)	$ (3,065)	$ (2,664)
Interest expense from bonds	(106,871)	(108,387)	(90,859)
Interest expense from loans	(55,926)	(2,098)	(1,135)
Reversal of capitalized interest expenses	43,331	24,708	14,206
Financial expenses for restoration and rehabilitation provisions	2,368	9,357	(1,259)
Interest on lease agreement	(2,038)	(1,226)	(1,587)
Other finance costs	(15,376)	(5,940)	(1,328)
Total	$ (138,402)	$ (86,651)	$ (84,626)